Financial instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Share capital increase	$ 179,205	$ 154,125	$ 55,137
Cash and cash equivalents	221,416	102,707	40,172	$ 19,813
Outstanding borrowings	10,302	0	0
Outstanding borrowings	10,500	300	100
in CHF
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 1,161	188	$ 791
Currency risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable	5.00%
Currency risk | in CHF | 5% increase in foreign currencies against CHF
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, impact on earnings	$ 10,500	4,500
Currency risk | in CHF | 5% decrease in foreign currencies against CHF
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, impact on earnings	$ 11,000	$ 5,000